Related party transactions (Details) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Purchases of goods/services related party transactions	$ 26,949	$ 42,162
Sales of goods/services related party transactions	6,309	5,720
Dividend income	25,572	14,776
Amounts owing to related parties	0	2,015
Amounts owing from related parties	$ 1,946	$ 92